Private Placements of Restricted Common Stock	12 Months Ended
Dec. 31, 2013
Private Placements of Restricted Common Stock [Abstract]
PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK
NOTE 2 - PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK

During April 2007, the Company sold 560,000 shares of its common stock to its founders for cash proceeds of $5,000.  During December 2007, the Company sold 420,000 shares of its common stock in a private placement for cash proceeds of $75,000.

From February 25 through July 12, 2011, the Company issued an aggregate of 162,700 shares of common stock and granted warrants to purchase 162,700 shares of common stock to certain accredited investors (the “Private Placements”) with piggy-back registration rights.  Each warrant had a three-year term and was exercisable at $5.00 per share (due to the triggering of a down round full ratchet anti-dilution provision).  In June and September 2012, 160,367 warrants were exchanged for 32,074 shares of the Company's common stock and 2,334 warrants were exercised for $11,667.

On December 2, 2011, one accredited investor purchased 4,000 shares for gross proceeds of $40,000 in a private placement.  The subscription agreement contained a "Purchase Price Protection" provision that granted the investor additional shares in the event of a private placement during the ten month period from the date of the investment at a price per share less than the investor's purchase price.  The additional shares were to be issued for no additional payment such that the total per share price paid by this investor will equal the amount paid by investors in such later private placement.  In April 2012, the Company issued an additional 4,000 shares to the investor as a result of the price protection provision.

During February and March 2012, the Company issued an aggregate of 205,000 shares of restricted common stock to certain accredited investors in a private placement and received aggregate gross proceeds of $1,025,000.  The securities are subject to piggyback registration rights.

In April 2012, the Company issued an aggregate of 20,000 shares of restricted common stock to one accredited investor in a private placement and received aggregate gross proceeds of $100,000.  The securities are subject to piggyback registration rights.

In June 2012, the Company issued an aggregate of 48,000 shares of restricted common stock to certain accredited investors in a private placement and received aggregate gross proceeds of $600,000.  The securities are subject to registration rights.

In July 2012, the Company issued an aggregate of 411,600 shares of restricted common stock to certain accredited investors in a private placement and received aggregate gross proceeds of $5,144,990.  The securities are subject to registration rights.

The Company received aggregate gross proceeds of $9,350,490 from the private placements as follows:

Date	Shares			Gross Proceeds		Related Warrant Liability at Inception		Related Warrant Liability at December 31, 2013
February 25, 2011		95,334		$1,430,000		$2,350,251		$-
May 31, 2011		28,200		423,000		1,186,859		-
June 27, 2011		37,500		562,500		1,243,838		-
July 12, 2011		1,667		25,000		57,742		-
December 2, 2011		4,000		40,000		-		-
February 10, 2012		65,000		325,000		-		-
February 14, 2012		80,000		400,000		-		-
March 7, 2012		20,000		100,000		-		-
March 15, 2012		35,000		175,000		-		-
March 22, 2012		5,000		25,000		-		-
April 9, 2012		20,000		100,000		-		-
April 24, 2012		* 4,000		-		-		-
June 28, 2012		48,000		600,000		-		-
July 6, 2012	411,600		5,144,990		-		-
		855,301		$9,350,490		$4,838,690		$-

* Shares issued under price protection provision of subscription agreement as described above.

The warrants were subject to full ratchet anti-dilution protection if the Company sold shares or share-indexed financing instruments at less than the $30.00 exercise price.  Repricing events occurred twice while the warrants were granted, once to $10.00 on December 2, 2011 and again to $5.00 on February 10, 2012 as a result of private placements of restricted common stock.  The warrants granted in this financing arrangement did not meet the conditions for equity classification and were required to be carried as a derivative liability, at fair value.  Management estimated the fair value of the warrants on the inception dates, and subsequently at each reporting period, using the Black-Scholes option-pricing model, adjusted for dilution, because that technique embodies all of the assumptions (including volatility, expected terms, dilution and risk free rates) that are necessary to determine the fair value of freestanding warrants.

On June 27, 2012, holders of an aggregate of 150,600 warrants exchanged those warrants for 30,121 shares of common stock.

On September 24, 2012, holders of an aggregate of 9,767 warrants exchanged those warrants for 1,954 shares of common stock.

On September 24, 2012, a holder of 2,334 warrants exercised those warrants at $5.00 a share and received 2,334 shares of common stock.